Prepayments and Other Current Assets - Summary of Prepayments and Other Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	¥ 3,509		¥ 3,542
Prepaid service fees	5,234		8,784
Prepaid promotional expenses	3,971		381
Staff advances	141		292
Receivables from third-party online payment platform	1,511		1,553
Deductible Value Added Tax ("VAT")	1,283		1,893
Others	3,722		2,329
Total	¥ 19,371	$ 2,969	¥ 18,774